Total Capital and Net Income Per Unit - Incentive Distributions (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Minimum quarterly distribution	0.4125
Minimum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Minimum quarterly distribution	0.4125
Minimum [Member] | Up to $0.4625 [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	0.4125
Minimum [Member] | Above $0.4625 up to $0.5375 [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	0.4625
Minimum [Member] | Above $0.5375 up to $0.65 [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	0.5375
Minimum [Member] | Above $0.65 [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	0.6500
Maximum [Member] | Up to $0.4625 [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	0.4625
Maximum [Member] | Above $0.4625 up to $0.5375 [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	0.5375
Maximum [Member] | Above $0.5375 up to $0.65 [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	0.6500